RELATED PARTY TRANSACTIONS (Summary of Leasing Revenues Earned From Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Profit share	$ 10,103	$ 18,677	$ 5,615
Direct financing lease interest income	1,500	1,744	3,796
Direct financing lease service revenue	6,570	6,903	9,855
Golden Ocean
Related Party Transaction [Line Items]
Operating lease income	50,500	52,000	51,100
Profit share	9,800	0	800
Frontline Shipping
Related Party Transaction [Line Items]
Profit share	300	18,600	4,800
Direct financing lease interest income	1,500	1,700	3,800
Direct financing lease service revenue	6,600	6,900	9,900
Direct financing lease repayments	6,300	6,500	7,900
Seadrill
Related Party Transaction [Line Items]
Operating lease income	$ 28,900	$ 0	$ 0